Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018 [1]
CURRENT ASSETS
Cash and cash equivalents	$ 788	$ 309	$ 699
Trade accounts receivable	1,521	1,488	1,557
Other accounts receivable	325	312	252
Inventories	989	1,081	959
Assets held for sale	839	107	70
Other current assets	117	124	99
Total current assets	4,579	3,421	3,636
NON-CURRENT ASSETS
Equity accounted investees	481	484	436
Other investments and non-current accounts receivable	236	268	293
Property, machinery and equipment, net and assets for the right-of-use, net	11,850	12,454	12,782
Goodwill and intangible assets, net	11,590	11,936	11,954
Deferred income tax assets	627	618	783
Total non-current assets	24,784	25,760	26,248
TOTAL ASSETS	29,363	29,181	29,884
CURRENT LIABILITIES
Short-term debt	62	45	864
Other financial obligations	1,381	855	1,176
Trade payables	2,526	2,537	2,363
Income tax payable	219	212	261
Other current liabilities	1,184	1,130	1,242
Liabilities directly related to assets held for sale	37	16
Total current liabilities	5,409	4,795	5,906
NON-CURRENT LIABILITIES
Long-term debt	9,303	9,266	9,009
Other financial obligations	1,044	1,592	1,577
Employee benefits	1,138	967	1,204
Deferred income tax liabilities	720	748	795
Other non-current liabilities	925	760	795
Total non-current liabilities	13,130	13,333	13,380
TOTAL LIABILITIES	18,539	18,128	19,286
Controlling interest:
Common stock and additional paid-in capital	10,424	10,331	10,297
Other equity reserves	(2,724)	(2,472)	(2,385)
Retained earnings	1,621	1,622	1,115
Total controlling interest	9,321	9,481	9,027
Non-controlling interest and perpetual debentures	1,503	1,572	1,571
TOTAL STOCKHOLDERS' EQUITY	10,824	11,053	10,598
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 29,363	$ 29,181	$ 29,884

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.